PRINCIPAL ACTIVITIES AND ORGANIZATION - OPERATIONS AND FINANCIAL POSITIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating lease right-of-use assets	¥ 231	$ 34	¥ 5,420
Other non-current assets	96,414	13,979	227,674
Total assets	1,892,411	274,374	2,349,970
Operating lease liabilities, current	1,162	169	5,571
Operating lease liabilities, non-current	145	21	3,123
Total liabilities	536,511	$ 77,786	871,455
Variable interest entity, primary beneficiary
Cash and cash equivalents	114,265		70,599
Restricted cash	42,109		62,243
Accounts receivable, net	23,683		4,028
Advance to suppliers	5,434		10,801
Inventories, net	2,635		1,694
Amounts due from the Group companies	719,655		520,888
Amounts due from related parties	46		1,178
Prepaid expense and other current assets	81,307		158,148
Property, equipment and software, net	4,546		11,191
Long-term investments	214,450		215,293
Operating lease right-of-use assets	0		3,852
Deferred tax assets	0		4,463
Other non-current assets	6,417		13,182
Total assets	1,214,547		1,077,560
Accounts payable	71,007		121,347
Deferred revenue	16,398		21,058
Incentive payables to members	207,331		6,085
Members management fee payable	4,997		7,328
Other payable and accrued liabilities	91,469		156,509
Amounts due to the Group companies	900,852		793,245
Amounts due to related parties	8,083		11,804
Operating lease liabilities, current	0		2,768
Operating lease liabilities, non-current	0		1,403
Total liabilities	¥ 1,300,137		¥ 1,121,547